T. ROWE PRICE Retirement 2035 Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 16 .3%
T. Rowe Price Funds:
New Income Fund  862,575 139,896 107,467 92,176,280 856,318
International Bond Fund (USD
Hedged)  291,879 37,497 36,347 28,898,380 279,447
U.S. Treasury Long-Term Index
Fund  242,221 70,567 37,048 25,136,732 277,258
Dynamic Global Bond Fund  209,284 39,300 25,836 22,074,006 212,352
Limited Duration Inflation
Focused Bond Fund  152,049 131,852 154,407 23,757,733 125,203
High Yield Fund  137,321 6,069 33,459 16,461,666 104,861
Emerging Markets Bond Fund  138,756 5,609 24,397 10,674,604 104,718
Floating Rate Fund  93,643 22,223 11,323 10,943,493 103,526
Total Bond Mutual Funds (Cost $ 2,137,905 ) 2,063,683
EQUITY MUTUAL FUNDS 81 .8%
T. Rowe Price Funds:
Value Fund  2,382,822 248,914 261,580 46,170,558 2,079,060
Growth Stock Fund (2) 2,087,772 210,046 218,880 18,263,921 1,643,022
Equity Index 500 Fund  1,613,206 68,906 237,391 11,539,872 1,329,739
International Value Equity Fund  995,124 60,053 98,296 57,849,071 875,256
Overseas Stock Fund  952,291 31,864 89,656 64,018,497 803,432
International Stock Fund  902,920 65,791 81,754 38,045,253 704,218
Mid-Cap Value Fund  522,152 42,065 70,425 13,150,415 446,325
Mid-Cap Growth Fund (2) 471,299 55,118 39,829 3,878,551 400,383
Emerging Markets Stock Fund  495,800 32,919 64,282 7,642,650 322,291
Emerging Markets Discovery
Stock Fund  188,758 180,727 14,295 21,828,036 307,775
Real Assets Fund  330,356 13,003 34,164 20,491,604 306,350
Small-Cap Stock Fund  345,876 25,185 27,725 4,627,210 289,617
Small-Cap Value Fund  323,338 23,011 29,431 4,911,101 283,125
New Horizons Fund (2) 265,056 39,942 36,454 3,060,641 195,300
U.S. Large-Cap Core Fund  167,627 51,137 19,288 5,607,174 184,476
U.S. Equity Research Fund  – 166,409 1,837 3,786,362 157,664
Total Equity Mutual Funds (Cost $ 6,987,075 ) 10,328,033
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  1,881 336,410 336,855 14,841 1,476
Total Other Mutual Funds (Cost $ 1,438 ) 1,476

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.14% (3) 258,641 887,150 903,659 242,132,281 242,132
Total Short-Term Investments (Cost $ 242,132 ) 242,132
Total Investments in Securities 100.0%
(Cost $9,368,550) $ 12,635,324
Other Assets Less Liabilities (0.0)% (3,287)
Net Assets 100.0% $ 12,632,037
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 837 Russell 2000 E-Mini Index contracts 3/22 (85,562) $ 6,464
Long, 198 S&P 500 E-Mini Index contracts 3/22 43,243 430
Net payments (receipts) of variation margin to date (7,243)
Variation margin receivable (payable) on open futures contracts $ (349)

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 2,609 $ (10,396) $ 4,739
Emerging Markets Bond Fund  (1,292) (15,250) 4,828
Emerging Markets Discovery Stock Fund  9,090 (47,415) 5,727
Emerging Markets Stock Fund  54,372 (142,146) 7,174
Equity Index 500 Fund  188,663 (114,982) 16,679
Floating Rate Fund  (154) (1,017) 3,238
Growth Stock Fund  369,005 (435,916) —
High Yield Fund  178 (5,070) 5,499
International Bond Fund (USD Hedged)  3,496 (13,582) 4,437
International Stock Fund  77,414 (182,739) 12,803
International Value Equity Fund  15,613 (81,625) 29,231
Limited Duration Inflation Focused Bond Fund  4,676 (4,291) 2,805
Mid-Cap Growth Fund  70,079 (86,205) —
Mid-Cap Value Fund  51,740 (47,467) 7,260
New Horizons Fund  51,095 (73,244) —
New Income Fund  9,661 (38,686) 12,611
Overseas Stock Fund  28,805 (91,067) 21,079
Real Assets Fund  6,506 (2,845) 8,205
Small-Cap Stock Fund  38,775 (53,719) 1,323
Small-Cap Value Fund  31,507 (33,793) 3,049
Transition Fund  1,146 40 45
U.S. Equity Research Fund  1,869 (6,908) 648
U.S. Large-Cap Core Fund  15,867 (15,000) 1,710
U.S. Treasury Long-Term Index Fund  (4,342) 1,518 3,949
Value Fund  318,004 (291,096) 29,681
U.S. Treasury Money Fund, 0.14% — — 175
Totals $ 1,344,382 # $ (1,792,901) $ 186,895 +
# Capital gain distributions from mutual funds represented $672,656 of the net realized gain
(loss).
+ Investment income comprised $186,895 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Retirement 2035 Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F158-054Q3 02/22